Restructuring	12 Months Ended
Dec. 31, 2025
Restructuring
Restructuring

(B.6) Restructuring

y Recognition of Restructuring Provisions

We only recognize provisions for restructuring if and when the following occurs:

-   SAP has designed a program that materially changes the scope of one of our businesses or the manner in which the business is conducted, and

-   A detailed and documented restructuring plan has been approved by our Executive Board, a member thereof, or a direct report of an Executive Board member, and

-   The program established is planned to start shortly after the program plan is approved and is expected to be completed in a timeframe that makes significant changes to the plan unlikely, and

-   The program has been announced to the parties affected or has commenced.

We consider whether a change in business is material based on the business affected rather than for SAP as a whole. In judging whether a unit qualifies as a business for restructuring purposes, we consider if the unit has its own management team, has access to all inputs and processes necessary to provide outputs, and generates or could generate revenues. The materiality of a change to a business is assessed based on both the size and the nature of the change and therefore does not necessarily involve a material quantitative impact on our financial statements.

Restructuring Expenses

€ millions	2025	2024	2023
Employee-related restructuring expenses	-3	-3,143	-222
Onerous contract-related restructuring expenses and restructuring-related impairment losses	0	-2	8
 Restructuring expenses	-3	-3,144	-215

The increase in restructuring costs presented in 2024 mainly relate to SAP’s Company-wide restructuring program that was announced in January 2024. SAP increased its focus on key strategic growth areas, particularly business AI. The 2024 restructuring program was set up to ensure that SAP’s skillset and resources continue to meet future business needs, and affected around 10,000 positions, a majority of which have been covered by voluntary leave programs and internal re-skilling measures. The execution of the program concluded as planned at the beginning of 2025, with most of the affected employees having left the Company in 2024 and throughout the first half of 2025.

Most of the expenses related to the restructuring program were recognized in 2024. Overall expenses associated with the program were approximately €3.2 billion and mainly included employee-related benefits such as severance payments and accelerated share-based payment expenses related to the restructuring program. Restructuring payouts totaled €2.5 billion for the full year 2024 and €0.8 billion in 2025.

Termination benefits related to SAP’s 2025 workforce optimization program were not presented as restructuring expenses (for more information, see Note (B.2)).

If not presented separately in our income statement, restructuring expenses would have been classified in the different expense items in our income statement as follows:

Restructuring Expenses by Functional Area

€ millions	2025	2024	2023
Cost of cloud	1	-95	7
Cost of software licenses and support	5	-85	-8
Cost of services	8	-566	-31
Research and development	17	-1,197	-42
Sales and marketing	-19	-1,043	-121
General and administration	-16	-158	-19
 Restructuring expenses	-3	-3,144	-215